Offsets	Feb. 18, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Praxis Precision Medicines, Inc.
Form or Filing Type	S-3
File Number	333-277656
Initial Filing Date	Mar. 05, 2024
Fee Offset Claimed	$ 22,740.73
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 154,069,953.42
Termination / Withdrawal Statement	On March 5, 2024, the registrant filed with the Securities and Exchange Commission a registration statement on Form S-3 (File No. 333-277656) for the offer and issuance of $750,000,000 of its securities, which was declared effective on March 12, 2024 (the "Source Registration Statement") and for which the registrant paid a filing fee of $105,280.86. On December 23, 2024, the registrant filed a registration statement on Form S-3ASR (File No. 333-284016) (the "New Registration Statement"). Upon filing of the New Registration Statement, the offering of securities under the Source Registration Statement terminated, with $404,069,953.42 of the registrant's securities remaining unsold under the Source Registration Statement. The registrant previously paid a filing fee of $59,640.73 (the "Remaining Fee") for such unsold securities. The registrant carried forward to the New Registration Statement $250,000,000 of securities that were previously registered under the Source Registration State, utilizing $36,900 of the Remaining Fee. As a result, following the filing of the New Registration Statement, the registrant still had $22,740.73 of the Remaining Fee available for application to subsequent registration statements. In accordance with Rule 457(p) of the Securities Act, such unused filing fees are being used to offset the filing fee currently due for this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Praxis Precision Medicines, Inc.
Form or Filing Type	S-3
File Number	333-277656
Filing Date	Mar. 05, 2024
Fee Paid with Fee Offset Source	$ 22,740.73
Offset Note	On March 5, 2024, the registrant filed with the Securities and Exchange Commission a registration statement on Form S-3 (File No. 333-277656) for the offer and issuance of $750,000,000 of its securities, which was declared effective on March 12, 2024 (the "Source Registration Statement") and for which the registrant paid a filing fee of $105,280.86. On December 23, 2024, the registrant filed a registration statement on Form S-3ASR (File No. 333-284016) (the "New Registration Statement"). Upon filing of the New Registration Statement, the offering of securities under the Source Registration Statement terminated, with $404,069,953.42 of the registrant's securities remaining unsold under the Source Registration Statement. The registrant previously paid a filing fee of $59,640.73 (the "Remaining Fee") for such unsold securities. The registrant carried forward to the New Registration Statement $250,000,000 of securities that were previously registered under the Source Registration State, utilizing $36,900 of the Remaining Fee. As a result, following the filing of the New Registration Statement, the registrant still had $22,740.73 of the Remaining Fee available for application to subsequent registration statements. In accordance with Rule 457(p) of the Securities Act, such unused filing fees are being used to offset the filing fee currently due for this Registration Statement.